OPERATING INCOME - Contract assets and contract liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Increase in contract liabilities	$ 1,831
Accounts receivable from contracts with customers, net	192,029	$ 182,672	$ 177,991
Liabilities from contracts with customers	56,856	55,025	64,071
Allowances for receivables from customers	$ 15,330	$ 16,537	$ 36,061
Weighted-average expected period for income recognition	1 year 7 months 6 days	1 year 3 months 18 days